Loans and Allowance for Credit Losses - Commercial Loans by Industry Group and Geography Excluding Covered Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Loans by Industry Group and Geography [Line Items]
Commercial	$ 93,386	$ 88,402
Commercial, percentage	100.00%	100.00%
California [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 12,677	$ 11,253
Commercial, percentage	13.60%	12.70%
Colorado [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,362	$ 3,930
Commercial, percentage	4.70%	4.50%
Illinois [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,636	$ 4,636
Commercial, percentage	5.00%	5.30%
Minnesota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 7,093	$ 7,166
Commercial, percentage	7.60%	8.10%
Missouri [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,536	$ 3,309
Commercial, percentage	3.80%	3.80%
Ohio [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,270	$ 4,063
Commercial, percentage	4.60%	4.60%
Oregon [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 2,090	$ 1,938
Commercial, percentage	2.20%	2.20%
Washington [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,447	$ 3,219
Commercial, percentage	3.70%	3.60%
Wisconsin [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,512	$ 2,936
Commercial, percentage	3.80%	3.30%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,900	$ 4,543
Commercial, percentage	5.20%	5.10%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 5,168	$ 5,106
Commercial, percentage	5.50%	5.80%
Idaho, Montana, Wyoming [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,251	$ 1,427
Commercial, percentage	1.30%	1.60%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,487	$ 3,280
Commercial, percentage	3.70%	3.70%
Total Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 60,429	$ 56,806
Commercial, percentage	64.70%	64.30%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 15,467	$ 15,819
Commercial, percentage	16.60%	17.90%
All Other States [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 17,490	$ 15,777
Commercial, percentage	18.70%	17.80%
Total Outside Company's Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 32,957	$ 31,596
Commercial, percentage	35.30%	35.70%
Manufacturing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 13,779	$ 13,404
Commercial, percentage	14.80%	15.20%
Real Estate, Rental and Leasing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 10,553	$ 9,514
Commercial, percentage	11.30%	10.80%
Finance and Insurance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 8,728	$ 8,288
Commercial, percentage	9.30%	9.40%
Wholesale Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 7,552	$ 8,069
Commercial, percentage	8.10%	9.10%
Retail Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 7,573	$ 6,846
Commercial, percentage	8.10%	7.70%
Healthcare and Social Assistance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 6,345	$ 5,802
Commercial, percentage	6.80%	6.60%
Public Administration [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,546	$ 4,190
Commercial, percentage	4.90%	4.70%
Information [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,597	$ 3,542
Commercial, percentage	3.80%	4.00%
Professional, Scientific and Technical Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,744	$ 3,493
Commercial, percentage	4.00%	4.00%
Transport and Storage [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,561	$ 3,262
Commercial, percentage	3.80%	3.70%
Educational Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,167	$ 2,791
Commercial, percentage	3.40%	3.20%
Arts, Entertainment and Recreation [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,340	$ 2,772
Commercial, percentage	3.60%	3.10%
Mining [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,645	$ 2,208
Commercial, percentage	1.80%	2.50%
Agriculture, Forestry, Fishing and Hunting [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,449	$ 1,721
Commercial, percentage	1.50%	1.90%
Other Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,625	$ 1,703
Commercial, percentage	1.70%	1.90%
Utilities [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,747	$ 1,435
Commercial, percentage	1.90%	1.60%
Other [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 10,435	$ 9,362
Commercial, percentage	11.20%	10.60%